Note 5 - Patents and Trademarks and Copyrights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
 NOTE 5 – PATENTS AND TRADEMARKS AND COPYRIGHTS

The Cyclone Engine is currently protected under the following U.S. Patents and allowed patent applications:

Heat Regenerative Engine (US Patent No. 7,080,512 B2)

Heat Regenerative Engine (Continuation) (US Patent No. 7,856,822 B2)

Steam Generator in a Heat Regenerative Engine (US Patent No. 7,407,382)

Engine Reversing and Timing Control Mechanism (US Patent No. 7,784,280 B2)

Centrifugal Condenser (US Patent No. 7,798,204 B2)

Valve Controlled Throttle Mechanism (US Patent No. 7,730,873 B2)

Pre-Heater Coil in a Heat Regenerative Engine (US Patent No 7,856,823 B2)

Spider Bearing (US Patent No. 7,900,454)

Waste Heat Engine (US Patent No. 7,992,386)

Engine Shrouding with Air to Air Exchanger (Ser. No. 11/879,586)

The Company also has received patents for the main Cyclone engine in 20 other countries, and patents pending in two more countries. The Company plans to continue to pursue patent protection in the U.S. and internationally for its intellectual property.

The Company has filed trademark applications in the U.S. for Cyclone Power Technologies, Cyclone Power, WHE, WHE Generation, and Generation WHE.

Patents, trademarks and copyrights consist of legal fees paid to file and perfect these claims. The net balances as of June 30, 2012 and December 31, 2011 was $424,592 and $440,001, respectively. For the six months ended June 30, 2012 and for the year ended December 31, 2011, the Company capitalized $4,546 and $71,381, respectively.

Patents, trademarks and copyrights are amortized over the life of the intellectual property which is 15 years. Amortization for the six months ended June 30, 2012 and 2011 were $19,955 and $16,691, respectively.

NOTE 5 - PATENTS AND TRADEMARKS AND COPYRIGHTS,

The Cyclone Engine is currently protected under the following U.S. Patents and allowed patent applications:

Heat Regenerative Engine (US Patent No. 7,080,512 B2)

Heat Regenerative Engine (Continuation) (US Patent No. 7,856,822 B2)

Steam Generator in a Heat Regenerative Engine (US Patent No. 7,407,382)

Engine Reversing and Timing Control Mechanism (US Patent No. 7,784,280 B2)

Centrifugal Condenser (US Patent No. 7,798,204 B2)

Valve Controlled Throttle Mechanism (US Patent No. 7,730,873 B2)

Pre-Heater Coil in a Heat Regenerative Engine (US Patent No 7,856,823 B2)

Spider Bearing (US Patent No. 7,900,454)

Waste Heat Engine (US Patent No. 7,992,386)

Engine Shrouding with Air to Air Exchanger (Ser. No. 11/879,586)

The Company also has received patents for the main Cyclone engine in 20 other countries, and patents pending in two more countries. The Company plans to continue to pursue patent protection in the U.S. and internationally for its intellectual property.

The Company has filed trademark applications in the U.S. for Cyclone Power Technologies, Cyclone Power, WHE, WHE Generation, and Generation WHE.

Patents, trademarks and copyrights consist of legal fees paid to file and perfect these claims. The net balances as of December 31, 2011 and  2010 was $440,001 and $405,351 respectively. For the years ended December 31, 2011 and 2010, $71,381 and $85,968 was capitalized, respectively.

Patents, trademarks and copyrights are amortized over the life of the intellectual property which is 15 years. Amortization for the years ended December 31, 2011 and 2010 were $36,731 and $30,057, respectively. The Company wrote off abandoned patents of $9,855 for the year ended December 31, 2010.